Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 31, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Sally Samuel

Re:	Advanced Series Trust: Registration Statement on Form N-1A (Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186) Post-Effective Amendment No. 106 to the Registration Statement under the Securities Act of 1933 and Amendment No. 108 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Samuel:

On behalf of Advanced Series Trust (referred to herein as the Registrant or the Trust), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 106 to the Registration Statement under the 1933 Act and Amendment No. 108 to the Registration Statement under the 1940 Act (the Amendment). Capitalized terms used herein and not otherwise defined shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. Although the Registrant has proposed that the Amendment become effective 25 days after filing under Rule 485(a), the Registrant is seeking acceleration so that the Amendment becomes effective on November 13, 2012 or as soon as practicable thereafter. The Registrant does not have a principal underwriter.

This filing is intended to respond to telephonic comments received on October 17, 2012 from Sally Samuel of the Commission staff (Staff) with respect to the Rule 485(a) filing made as of August 30, 2012 (the Initial Filing) and to make certain non-material changes. The Initial Filing contained: (i) a Prospectus for the AST Bond Portfolio 2024, a new portfolio of the Trust; and (ii) a Statement of Additional Information (SAI) for the AST Bond Portfolio 2024. The Amendment supersedes the Initial Filing. The Amendment is not intended to amend the Registrant’s current prospectuses, dated April 30, 2012 and August 20, 2012 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated April 30, 2012 and August 20, 2012 (the Current Statements of Additional Information), all of which relate to other portfolios of the Trust. Ms. Samuel requested that responses to her comments be incorporated into a new Rule 485(a) filing, to be reviewed on an accelerated basis by the Staff.

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The Staff’s comments, and our responses thereto, are set forth below.

1. Comment: Please date the Prospectus in accordance with the requirements of Item 1 of Form N-1A.

Response: The date of the Prospectus has been changed to November 13, 2012 in brackets. For the final Prospectus, the brackets will be removed and dated as appropriate.

2. Comment: On the Cover Page of the Prospectus, please include the red herring disclosure in the initial filing, but please do not include the red herring language in the definitive prospectus.

Response: The Cover Page includes the red herring language, and that language will be deleted in the final Prospectus.

3. Comment: In the “Portfolio Fees and Expenses” section of the Prospectus, please move the footnote that immediately follows the table disclosing the estimated costs of the Portfolio to the preceding Fees and Expenses table. Additionally, please use numerical footnotes instead of asterisk. Please also delete the footnotes and information in the tables relating to the voluntary fee waivers.

Response: The requested changes have been made to the Amendment.

4. Comment: Please consider deleting the following sentence from the Prospectus: “The Portfolio’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.”

Response: The above referenced sentence has been deleted in the Amendment.

5. Comment: In the Investments, Risks and Performance section of the Prospectus, please disclose that Contract owners cannot select the Portfolio for investment.

Response: The following disclosure has been added to the above referenced section:

Contract owners cannot select the Portfolio for investment. Instead, if a Contract owner selected certain benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a mathematical formula under the Contract. The Contracts using the Portfolio are issued by Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and Allstate Life Insurance Company (collectively, the Participating

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Insurance Companies). For more information, Contract owners should see their Contract or contact the relevant Participating Insurance Company or their financial professional.

6. Comment: Please ensure that the principal risks disclosed in the INVESTMENTS, RISKS AND PERFORMANCE section of the Portfolio track the PRINCIPAL RISKS section later in the Prospectus.

Response: The risk disclosures in both sections have been revised to comply with the above request.

7. Comment: Please confirm that the risk disclosure regarding the use of derivatives complies with the letter to the Investment Company Institute from Barry Miller, dated July 30, 2010.

Response: The Registrant confirms that the disclosure complies with the letter.

8. Comment: In the About the Fund section of the Prospectus, please tailor all disclosures such that they only disclose information relevant to the Portfolio.

Response: The About the Fund section of the Prospectus has been revised to comply with the above request.

9. Comment: In the About the Fund section of the Prospectus, please delete the paragraph that begins “Not every Portfolio is available under every Contract.”

Response: The above referenced paragraph has been deleted.

10. Comment: Please change all references to Chapters in the Prospectus to refer to Sections.

Response: The requested changes have been made to the Amendment.

11. Comment: In the About the Fund section of the Prospectus, please consider deleting the following parenthetical: “(a separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company).”

Response: The requested change has been made to the Amendment.

12. Comment: Please ensure that the order of the summary section and more detailed sections are consistent.

Response: The Prospectus has been re-ordered to comply with this request.

13. Comment: In the Principal Risks section of the Prospectus, please limit the discussion to only those risks that are principal risks to the Portfolio. You can move any

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risks of investing in the Portfolio that are not principal risks to a new Additional Risks section of the Prospectus.

Response: The Principal Risks section has been revised to comply with this request. The disclosures relating to the Junk Bond Risk, the Short Sale Risk and the Leverage Risk have been moved to a new Additional Risks of Investing in the Portfolio section of the Prospectus.

14. Comment: Please ensure that defined terms are consistent throughout the Prospectus.

Response: The defined terms used in the Prospectus have been revised to comply with this request.

15. Comment: Please consider revising the disclosure in the Additional Investments & Strategies section of the Prospectus that provides that in the event the market value of the Portfolio’s illiquid securities exceeds 15% of the Portfolio’s net assets due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other securities, the Portfolio “will consider taking other appropriate steps to maintain adequate liquidity” to say that the Portfolio “will take other appropriate steps to maintain adequate liquidity.”

Response: As the Trust has noted in response to similar Staff comments on previous filings, the Trust respectfully disagrees with the Staff’s comment. The Trust does acknowledge that a Portfolio may not: (i) ignore developments subsequent to the purchase of illiquid securities and (ii) purchase additional illiquid securities when more than 15% of the Portfolio’s net assets are already invested in illiquid securities.1 Based upon our review of applicable Commission precedent, the Trust does not believe, however, that the Commission’s limit on illiquid investments requires a fund to sell its illiquid securities in the event the fund holds more than 15% of its assets in such securities due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other portfolio securities. Instead, the Trust believes that the Commission’s precedent requires a fund’s adviser to monitor portfolio liquidity and to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained.2 The Trust further believes that this view is consistent with standard industry practice.3

[1]

See Investment Company Act Release No. 5847 (Accounting Series Release 113) (October 21, 1969) (“Significant holdings of restricted securities not only magnify the valuation difficulties but may also present serious liquidity questions. Because open-end companies hold themselves out at all times as being prepared to meet redemptions within seven days, it is essential that such companies maintain a portfolio of investments that enable them to fulfill that obligation. This requires a high degree of liquidity in the assets of open-end companies because the extent of redemption demands or other exigencies are not always predictable. It has been with this in mind that the staff of the Commission has for several years taken the position that an open-end company should not acquire restricted securities when the securities to be acquired, together with other such assets already in the portfolio, would exceed 15 per cent of the company's net assets at the time of acquisition.” ).

[2]

Id. (“The Commission, however, is of the view that a prudent limit on any open-end company's acquisition of restricted securities, or other assets not having readily available market quotations, would be 10 per cent. When as a result of either the increase in the value of some or all of the restricted securities held, or the diminution in the value of unrestricted securities in the portfolios, the restricted securities come to represent a larger percentage of the value of the company's net assets, the same valuation and liquidity questions occur. Accordingly, if the fair value of restricted holdings increases beyond 10 per cent, it would be desirable for the open-end company to consider appropriate steps to protect maximum flexibility." (emphasis added)). Investment Company Act Release No. 18612 (March 12, 1992) (“In addition [to valuation responsibilities], the Commission expects funds to monitor portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained. For example, an equity fund that begins to experience a net outflow of assets because investors increasingly shift their money from equity to income funds should consider reducing its holdings of illiquid securities in an orderly fashion in order to maintain adequate

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16. Comment: In the section regarding the Investment Managers in the Prospectus, please disclose the experience of the investment managers.

Response: The following disclosure has been included in the Investment Managers section of the Prospectus:

•	AST has been in business providing advisory services since 1992. PI has been in business providing advisory services since 1996.

The following disclosure has been included in the Investment Subadviser section for the Subadviser:

•	PIM was formed in June 1984 and was registered with the SEC as an investment adviser in December 1984.

17. Comment: Please ensure that Prospectus covers only the Portfolio and delete any unnecessary references to other portfolios of the Trust in the Prospectus.

Response: The requested changes have been made to the Amendment.

18. Comment: Please delete any repetitive information in the How the Trust is Managed section of the Prospectus regarding the Board or the Investment Managers.

Response: The How the Trust is Managed section of the Prospectus has been revised to comply with the above request.

19. Comment: In the How the Trust is Managed section of the Prospectus, please disclose that Contract owners cannot select the Portfolio for investment.

Response: The following disclosure has been added to the above referenced section:

Contract owners cannot select the Portfolio for investment. Instead, if a Contract owner selected certain benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a mathematical formula under the Contract. For more information, Contract owners should see their Contract or contact the relevant Participating Insurance Company or their financial professional.

20. Comment: Please consider revising the Frequent Purchases or Redemptions of Portfolio Shares section in the Prospectus to make clear that the disclosures in that section liquidity.” (emphasis added)). See also Investment Company Act Release No. 13380 (July 11, 1983): (Providing that in the event that changes in the portfolio or other external events cause a money market fund’s investments to exceed ten percent of the fund's net assets, the Commission’s limit on illiquid investments “would not force the fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.” (emphasis added)).

[3]	“Valuation and Liquidity Issues for Mutual Funds,” Investment Company Institute, (February 1997), at pages 52-53.

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are not a significant risk for the Portfolio because Contract owners cannot select the Portfolio for investment.

Response: The Frequent Purchases or Redemptions of Portfolio Shares section of the Prospectus has been revised to comply with the above request.

21. Comment: Please revise the Net Asset Value section in the Prospectus such that the disclosures in that section apply only to the Portfolio.

Response: The Net Asset Value section of the Prospectus has been revised to comply with the above request.

22. Comment: While not a requirement of Form N-1A, please consider disclosing in the Prospectus the voting procedures for the Portfolio.

Response: Consistent with the Prospectus for other portfolios of the Trust, voting disclosure is in the SAI. The Trust includes detailed voting disclosure in any proxy statement.

23. Comment: Please revise the Other Information section in the Prospectus such that the disclosures in that section apply only to the Portfolio.

Response: The Other Information section of the Prospectus has been revised to comply with the above request.

24. Comment: Please consider deleting the Glossary from the Prospectus.

Response: The Glossary has been deleted from the Prospectus.

25. Comment: Please delete any blank pages in the Prospectus.

Response: The blank pages in the Prospectus have been deleted as requested.

26. Comment: In the Investor Information Services section of the Prospectus, please change the fund website disclosure to include a link to the actual page that provides additional information regarding the Portfolio, not to a general website for the Trust.

Response: The link provided in the fund website disclosure has been revised to be as specific as possible to the Portfolio.

27. Comment: Please change the font size of the Investment Company file Act Number to comply with the Form N-1A requirement.

Response: The requested change has been made to the Amendment.

28. Comment: Please date the SAI in accordance with the requirements of Item 1 of Form N-1A.

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Response: The date of the SAI has been changed to November 13, 2012 in brackets. For the final SAI, the brackets will be removed and dated as appropriate.

29. Comment: Please revise the SAI such that all disclosures in the SAI are related only to the Portfolio.

Response: The requested changes have been made to the SAI.

30. Comment: Please ensure that defined terms throughout the SAI are consistent.

Response: The defined terms used in the SAI have been revised to comply with this request.

31. Comment: Please ensure that the tables in the Information about Trustees and Officers section of the SAI disclose accurate and up-to-date information required by Form N-1A.

Response: The tables in the Information about Trustees and Officers section of the SAI have been updated to comply with this request.

32. Comment: Please revise the exhibit list in Part C to ensure the cross-references to Registration Statements are accurate. Please include as exhibits the advisory agreements for the Portfolio.

Response: The exhibit list has been updated to comply with this request. The amended fee scheduled to the investment management agreement and the form of subadvisory agreement for the Portfolio have been added as exhibits to the Amendment.

Request for Acceleration

Pursuant to Rule 461 under the 1933 Act, on behalf of the Registrant, I hereby request that the Amendment be declared effective as of November 13, 2012, or as soon as practicable thereafter. The Registrant is aware of its obligations under the 1933 Act.

Tandy Representations

In connection with the Commission Staff’s review of the Amendment, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

b)

Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

c)	the Registrant may not assert Commission Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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The Registrant hereby acknowledges that:

a)	should the Commission or the Staff, acting pursuant to delegated authority, declare the Amendment effective, it does not foreclose the Commission from taking any action with respect to the Amendment;

b)

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Amendment effective, does not relieve the Amendment from its full responsibility for the adequacy and accuracy of the disclosure in the Amendment; and

c)	the Registrant may not assert a declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-5401. Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Amanda S. Ryan

Amanda S. Ryan
Assistant Secretary
Advanced Series Trust

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